Net (Loss) Income Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Summary of Pertinent Data Relating to Computation of Basic and Diluted Net (Loss) Income Per Share

The following table sets forth pertinent data relating to the computation of basic and diluted net (loss) income per share attributable to common shareholders.

	Years ended December 31,
	2019	2018	2017
	$	$	$
Net (loss) income	(6,042)	4,187	(16,796)
Basic weighted average number of shares outstanding	17,494,472	16,440,760	14,958,704
Diluted weighted average number of shares outstanding	17,494,472	17,034,812	14,958,704
Items excluded from the calculation of diluted net (loss) income per share because the exercise price was greater than the average market price of the common shares or due to their anti-dilutive effect
Stock options and DSUs	953,557	889,685	713,918
Share purchase warrants	6,629,144	3,391,844	3,417,840